Consolidated Statements of Stockholders' Equity (Deficit) - USD ($)	Common Stock	Additional Paid-in Capital	Accumulated Deficit	Total
Beginning balance at Dec. 31, 2023	$ 743	$ 470,295	$ (10,776)	$ 460,262
Beginning balance (in shares) at Dec. 31, 2023	7,434,955
Stock-based compensation				1,105,865
Net loss				(1,689,843)
Ending balance at Jun. 30, 2024				(123,717)
Beginning balance at Dec. 31, 2023	$ 743	470,295	(10,776)	460,262
Beginning balance (in shares) at Dec. 31, 2023	7,434,955
Stock-based compensation				1,138,575
Net loss				(2,910,139)
Ending balance at Sep. 30, 2024				(1,311,303)
Beginning balance at Dec. 31, 2023	$ 743	470,295	(10,776)	460,262
Beginning balance (in shares) at Dec. 31, 2023	7,434,955
Issuance of restricted stock awards		1,171,286		1,171,286
Stock-based compensation				1,171,287
Stock-based compensation	$ 889	(889)
Stock-based compensation (in shares)	8,885,884
Net loss			(5,713,369)	(5,713,369)
Ending balance at Dec. 31, 2024	$ 1,632	1,640,692	(5,724,145)	$ (4,081,821)
Ending balance (in shares) at Dec. 31, 2024	16,320,839			16,320,839
Beginning balance at Jun. 30, 2024				$ (123,717)
Stock-based compensation				32,710
Net loss				(1,220,296)
Ending balance at Sep. 30, 2024				(1,311,303)
Beginning balance at Dec. 31, 2024	$ 1,632	1,640,692	(5,724,145)	(4,081,821)
Stock-based compensation		31,999		31,999
Net loss			(3,136,887)	(3,136,887)
Ending balance at Mar. 31, 2025	$ 1,633	1,672,690	(8,861,032)	(7,186,709)
Ending balance (in shares) at Mar. 31, 2025	16,335,250
Beginning balance at Dec. 31, 2024	$ 1,632	1,640,692	(5,724,145)	$ (4,081,821)
Beginning balance (in shares) at Dec. 31, 2024	16,320,839			16,320,839
Stock-based compensation				$ 227,673
Net loss				(6,936,475)
Ending balance at Jun. 30, 2025				(10,790,623)
Beginning balance at Dec. 31, 2024	$ 1,632	1,640,692	(5,724,145)	$ (4,081,821)
Beginning balance (in shares) at Dec. 31, 2024	16,320,839			16,320,839
Stock-based compensation				$ 5,664,449
Issuance of common stock upon conversion of SAFE Notes				53,511,234
Net loss				(52,350,810)
Ending balance at Sep. 30, 2025				29,808,242
Beginning balance at Dec. 31, 2024	$ 1,632	1,640,692	(5,724,145)	$ (4,081,821)
Beginning balance (in shares) at Dec. 31, 2024	16,320,839			16,320,839
Issuance of restricted stock awards	$ 301	797		$ 1,098
Issuance of restricted stock awards (in Shares)	3,010,401
Stock-based compensation		6,769,296		6,769,296
Issuance of common stock upon conversion of SAFE Notes	$ 1,960	53,509,274		$ 53,511,234
Issuance of common stock upon conversion of SAFE Notes (in shares)	19,601,182			19,601,182
Issuance of common stock to PIPE investors	$ 1,000	29,999,000		$ 30,000,000
Issuance of common stock to PIPE investors (in shares)	10,000,000
Offering costs		(2,909,740)		(2,909,740)
Issuance of 2025 Placement Agent Warrants (equity component)		948,639		948,639
Issuance costs - 2025 Placement Agent Warrants (non-cash)		(948,639)		(948,639)
Issuance of common stock to new shareholders upon merger	$ 217	(217)
Issuance of common stock to new shareholders upon merger (in shares)	2,166,667
Net loss			(61,002,954)	(61,002,954)
Ending balance at Dec. 31, 2025	$ 5,110	89,009,102	(66,727,099)	$ 22,287,113
Ending balance (in shares) at Dec. 31, 2025	51,099,089			51,099,089
Beginning balance at Jun. 30, 2025				$ (10,790,623)
Stock-based compensation				5,436,776
Issuance of common stock upon conversion of SAFE Notes				53,511,234
Net loss				(45,414,335)
Ending balance at Sep. 30, 2025				$ 29,808,242
Issuance of common stock upon conversion of SAFE Notes (in shares)				19,601,185
Beginning balance at Dec. 31, 2025	$ 5,110	89,009,102	(66,727,099)	$ 22,287,113
Stock-based compensation		9,837,578		9,837,578
Issuance of common stock to PIPE investors	$ 532	79,999,468		80,000,000
Issuance of common stock to PIPE investors (in shares)	5,333,333
Offering costs		(4,850,668)		(4,850,668)
Issuance of 2025 Placement Agent Warrants (equity component)		1,239,307		1,239,307
Issuance costs - 2025 Placement Agent Warrants (non-cash)		(1,239,307)		(1,239,307)
Net loss			(21,343,447)	(21,343,447)
Ending balance at Mar. 31, 2026	$ 5,661	$ 176,198,242	$ (88,070,546)	$ 88,133,357
Ending balance (in shares) at Mar. 31, 2026	56,617,422			56,617,422